13F-HR
<SEQUENCE>1
<FILENAME>armb06302006.txt
13F-HR - armb06302006.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              August 7, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $100,239
(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                           FORM 13F INFORMATION TABLE
                                           Alaska Retirement Management Board
                                           June 30, 2006

COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4  COLUMN 5            COLUMN 6  COLUMN 7 COLUMN 8

                             TITLE                     VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MGRS     SOLE     SHARED  NONE
--------------
AMB PROPERTY CORP            COM           00163T 10 9      1,254   24,800 SH        SOLE                  24,800
AMERICAN CAMPUS CMNTYS INC   COM           024835 10 0        335   13,500 SH        SOLE                  13,500
APARTMENT INVT & MGMT CO     CL A          03748R 10 1      2,155   49,600 SH        SOLE                  49,600
ARCHSTONE SMITH TR           COM           039583 10 9      4,232   83,200 SH        SOLE                  83,200
AVALONBAY CMNTYS INC         COM           053484 10 1      3,407   30,800 SH        SOLE                  30,800
BRE PROPERTIES INC           CL A          05564E 10 6      1,997   36,300 SH        SOLE                  36,300
BOSTON PROPERTIES INC        COM           101121 10 1      2,947   32,600 SH        SOLE                  32,600
BRANDYWINE RLTY TR           SH BEN INT NEW105368 20 3      1,686   52,400 SH        SOLE                  52,400
CBL & ASSOC PPTYS INC        COM           124830 10 0      1,452   37,300 SH        SOLE                  37,300
CAMDEN PPTY TR               SH BEN INT    133131 10 2      2,420   32,900 SH        SOLE                  32,900
CEDAR SHOPPING CTRS INC      COM NEW       150602 20 9        392   26,600 SH        SOLE                  26,600
COLONIAL PPTYS TR            COM SH BEN INT195872 10 6      1,788   36,200 SH        SOLE                  36,200
CRESCENT REAL ESTATE EQUITIE COM           225756 10 5      1,719   92,600 SH        SOLE                  92,600
DEVELOPERS DIVERSIFIED RLTY  COM           251591 10 3      1,638   31,400 SH        SOLE                  31,400
DUKE REALTY CORP             COM NEW       264411 50 5      1,455   41,400 SH        SOLE                  41,400
EQUITY LIFESTYLE PPTYS INC   COM           29472R 10 8        728   16,600 SH        SOLE                  16,600
EQUITY OFFICE PROPERTIES TRU COM           294741 10 3      5,489  150,330 SH        SOLE                 150,330
EQUITY RESIDENTIAL           SH BEN INT    29476L 10 7      3,722   83,200 SH        SOLE                  83,200
ESSEX PPTY TR INC            COM           297178 10 5      2,043   18,300 SH        SOLE                  18,300
FEDERAL REALTY INVT TR       SH BEN INT NEW313747 20 6      2,534   36,200 SH        SOLE                  36,200
GENERAL GROWTH PPTYS INC     COM           370021 10 7      4,114   91,300 SH        SOLE                  91,300
GLIMCHER RLTY TR             SH BEN INT    379302 10 2        821   33,100 SH        SOLE                  33,100
HRPT PPTYS TR                COM SH BEN INT40426W 10 1      1,948  168,500 SH        SOLE                 168,500
HERITAGE PPTY INVT TR INC    COM           42725M 10 7      1,523   43,600 SH        SOLE                  43,600
HOST HOTELS & RESORTS INC    COM           44107P 10 4      2,233  102,100 SH        SOLE                 102,100
KIMCO REALTY CORP            COM           49446R 10 9      2,401   65,800 SH        SOLE                  65,800
LIBERTY PPTY TR              SH BEN INT    531172 10 4      2,581   58,400 SH        SOLE                  58,400
MACERICH CO                  COM           554382 10 1      2,394   34,100 SH        SOLE                  34,100
MACK CALI RLTY CORP          COM           554489 10 4      2,020   44,000 SH        SOLE                  44,000
MAGUIRE PPTYS INC            COM           559775 10 1      1,449   41,200 SH        SOLE                  41,200
PAN PACIFIC RETAIL PPTYS INC COM           69806L 10 4      1,949   28,100 SH        SOLE                  28,100
PENNSYLVANIA RL ESTATE INVT  SH BEN INT    709102 10 7      1,356   33,600 SH        SOLE                  33,600
PLUM CREEK TIMBER CO INC     COM           729251 10 8      1,892   53,300 SH        SOLE                  53,300
POST PPTYS INC               COM           737464 10 7      1,723   38,000 SH        SOLE                  38,000
PROLOGIS                     SH BEN INT    743410 10 2      3,664   70,300 SH        SOLE                  70,300
PUBLIC STORAGE INC           COM           74460D 10 9      2,846   37,500 SH        SOLE                  37,500
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT751452 20 2        423   15,700 SH        SOLE                  15,700
REGENCY CTRS CORP            COM           758849 10 3      1,094   17,600 SH        SOLE                  17,600
SIMON PPTY GROUP INC NEW     COM           828806 10 9      6,469   78,000 SH        SOLE                  78,000
TAUBMAN CTRS INC             COM           876664 10 3      1,935   47,300 SH        SOLE                  47,300
TRIZEC PROPERTIES INC        COM           89687P 10 7      3,024  105,600 SH        SOLE                 105,600
UNITED DOMINION REALTY TR IN COM           910197 10 2      2,244   80,100 SH        SOLE                  80,100
U STORE IT TR                COM           91274F 10 4        622   33,000 SH        SOLE                  33,000
VORNADO RLTY TR              SH BEN INT    929042 10 9      3,970   40,700 SH        SOLE                  40,700
WEINGARTEN RLTY INVS         SH BEN INT    948741 10 3      2,151   56,200 SH        SOLE                  56,200